UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    August 27, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107       1489        19900   X                         19900
Apache Corp              Common    037411105      35036       252056   X                        252056
CGG Veritas Sponsored A  Common    204386106      13663       289405   X                        289405
Cabot Oil & Gas          Common    127097103      40381       596200   X                        596200
Cameron International C  Common    13342B105      15581       281500   X                        281500
Canadian Natural Resour  Common    136385101      30026       299509   X                        299509
Chevron Corp             Common    166764100      20941       211245   X                        211245
Devon Energy Corp        Common    25179M103      35010       291364   X                        291364
El Paso Corporation      Common    28336L109      26520      1219888   X                       1219888
Endeavour International  Common    29259G101      18229      8400610   X                       8400610
Exxon Mobil Corp         Common    30231G102      23050       261548   X                        261548
Forest Oil Corp          Common    346091705      27669       371400   X                        371400
Halliburton Co           Common    406216101        239         4500   X                          4500
Hess Corporation         Common    42809H107      35504       281350   X                        281350
National-Oilwell Varco,  Common    637071101      30824       347428   X                        347428
Noble Corp               Common    G65422100        247         3800   X                          3800
Noble Energy Inc         Common    655044105      14843       147600   X                        147600
Occidental Petroleum Co  Common    674599105      25934       288600   X                        288600
Petrohawk Energy Corpcm  Common    716495106      24255       523746   X                        523746
Petroleo Brasileiro Sa   Common    71654V101      26089       450200   X                        450200
Quicksilver Res Inc      Common    74837R104       1573        40700   X                         40700
Range Resouces Corp      Common    75281A109      32101       489800   X                        489800
Schlumberger LTD         Common    806857108      21738       202350   X                        202350
Southern Union Company   Common    844030106      10116       374385   X                        374385
Southwestern Energy Co   Common    845467109      29037       609900   X                        609900
Talisman Energy, Inc     Common    87425E103      29239      1321250   X                       1321250
Transocean Inc           Common    G90073100      35413       232381   X                        232381
W H Energy Services      Common    92925E108      23523       245700   X                        245700
Whiting Petroleum Corpo  Common    966387102       4020        37900   X                         37900
Williams Companies       Common    969457100      29461       730850   X                        730850
XTO Energy Inc           Common    98385X106      31333       457349   X                        457349

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:  693,084